UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6485

Seligman Global Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 10/31

Date of reporting period: 1/31/07

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Schedules of Investments (unaudited)
Seligman Emerging Markets Fund
January 31, 2007

	Shares	Value
Common Stocks 96.4%
Argentina 1.0%
Ternium (ADR)* (Metals and Mining)	41,400	$1,063,566

Brazil 13.9%
Banco Itau Holding Financeira (ADR) (Commercial Banks)	60,200	2,225,594
Companhia Vale do Rio Doce "CVRD" (ADR) (Metals and Mining)	73,158	2,482,251
Cosan Industria e Comercio* (Food Products)	38,800	743,466
Cyrela Brazil Realty (Household Durables)	53,800	497,714
Localiza Rent A CAR (Road and Rail)	31,000	937,713
Lojas Renner (Multiline Retail)	75,900	1,063,075
Lupatech (Machinery)	50,100	830,499
OdontoPrev* (Insurance)	29,100	537,050
Petroleo Brasileiro "Petrobras" (ADR) (Oil, Gas and Consumable Fuels)	25,500	2,506,140
Rossi Residencial (Household Durables)	52,200	582,444
Submarino* (Internet and Catalog Retail)	42,900	1,302,723
Tim Participacoes (ADR) (Wireless Telecommunication Services)	34,100	1,139,963
		14,848,632
Chile 0.6%
Enersis (ADR) (Electric Utilities)	40,568	639,352

China 14.0%
China Mobile (ADR) (Wireless Telecommunication Services)	47,300	2,182,895
China Power International Development (Independent Power Producers and Energy Traders)	1,976,000	1,076,589
China Resources Enterprise (Distributors)	536,000	1,683,356
China Shenhua Energy (Class H) (Oil, Gas and Consumable Fuels)	376,500	919,991
CNOOC (ADR) (Oil, Gas and Consumable Fuels)	11,700	1,003,509
Golden Meditech (Health Care Equipment and Supplies)	1,900,000	754,406
Hopson Development Holdings (Real Estate Management and Development)	216,000	524,431
Industrial and Commercial Bank of China "ICBC" (Class H)* (Commercial Banks)	2,175,000	1,275,076
Jiangsu Expressway (Transportation Infrastructure)	2,094,000	1,514,061
Kerry Properties (Real Estate Management and Development)	175,000	814,687
Shanghai Forte Land (Class H) (Real Estate Management and Development)	1,576,000	585,354
Shanghai Prime Machinery* (Machinery)	1,746,000	700,942
Techtronic Industries (Household Durables)	969,455	1,487,471
Wumart Stores (Food and Staples Retailing)	557,178	392,787
		14,915,555
Czech Republic 1.8%
Komercni Banka (Commercial Banks)	5,486	821,260
Zentiva (Pharmaceuticals)	17,672	1,072,362
		1,893,622
Egypt 3.8%
Orascom Construction Industries (Construction and Engineering)	20,666	942,542
Orascom Telecom Holding (Wireless Telecommunication Services)	45,762	3,143,983
		4,086,525
India 8.4%
Bharat Heavy Electricals (Electrical Equipment)	15,937	907,563
Bharti Airtel* (Wireless Telecommunication Services)	256,001	4,091,974
Escorts* (Machinery)	173,162	477,487
Infosys Technologies (IT Services)	7,563	386,982
Infosys Technologies (ADR) (IT Services)	6,300	365,400
Nicholas Piramal India (Pharmaceuticals)	159,498	923,015
Ranbaxy Laboratories (Pharmaceuticals)	93,026	859,391
Satyam Computer Services (ADR) (IT Services)	39,700	924,216
		8,936,028
Indonesia 1.5%
PT Telekomunikasi Indonesia (ADR) (Diversified Telecommunication Services)	37,700	1,581,892

Israel 1.1%
Bank Hapoalim (Commercial Banks)	263,978	1,234,141

Malaysia 1.8%
Maxis Communications (Wireless Telecommunication Services)	271,900	895,326
Tenaga Nasional (Electric Utilities)	298,475	1,049,612
		1,944,938
Mexico 10.4%
America Movil (Class L) (ADR) (Wireless Telecommunication Services)	70,500	3,127,380
Controladora Comercial Mexicana (Food and Staples Retailing)	505,900	1,379,389
Fomento Economico Mexicano (ADR) (Beverages)	14,000	1,680,980
Grupo Aeroportuario del Pacifico (ADR) (Transportation Infrastructure)	33,600	1,359,456
Grupo Financiero Banorte (Class O) (Commercial Banks)	283,700	1,128,849
Impulsora del Dessarrollo y el Empleo an America Latina (Series B-1)* (Construction and Engineering)	720,500	862,423
Wal-Mart de Mexico (Series V) (Food and Staples Retailing)	350,900	1,553,468
		11,091,945
Panama 0.9%
Copa Holdings (Class A)* (Airlines)	16,900	947,245

Peru 0.6%
Credicorp (Commercial Banks)	16,100	679,742

Russia 9.8%
Evraz Group (GDR) (Metals and Mining)	62,174	1,729,059
LUKOIL (ADR) (Oil, Gas and Consumable Fuels)	26,000	2,056,600
OAO Gazprom (ADR) (Oil, Gas and Consumable Fuels)	10,081	432,979
OAO Gazprom (ADR)† (Oil, Gas and Consumable Fuels)	85,189	3,659,841
Unified Energy System (ADR) (Independent Power Producers and Energy Traders)	15,100	1,766,700
X 5 Retail Group (GDR)* (Food and Staples Retailing)	30,807	839,491
		10,484,670
South Africa 4.8%
Aspen Pharmacare* (Pharmaceuticals)	139,961	669,720
MTN Group (Wireless Telecommunication Services)	124,103	1,489,831
Sasol (Oil, Gas and Consumable Fuels)	64,879	2,209,813
Truworths International (Specialty Retail)	149,548	715,357
		5,084,721
South Korea 10.3%
CJ CGV (Media)	25,330	533,312
Dong-A Pharmaceutical (Pharmaceuticals)	8,314	636,489
Hanmi Pharm (Pharmaceuticals)	4,918	635,876
Korea Electric Power (Electric Utilities)	25,670	1,157,259
Mirae Asset Securities (Capital Markets)	10,415	738,671
Samsung Electronics (Semiconductors and Semiconductor Equipment)	3,437	2,128,101
Samsung Securities (Capital Markets)	16,782	821,913
Shinhan Financial Group (Commercial Banks)	51,060	2,669,987
Shinsegae (Food and Staples Retailing)	2,116	1,227,712
Yuhan (Pharmaceuticals)	3,045	472,709
		11,022,029
Taiwan 8.7%
Asustek Computer (Computers and Peripherals)	409,270	1,091,623
Cathay Financial Holding (Insurance)	525,000	1,168,370
Eva Airways (Airlines)	1,412,000	615,994
Far EasTone Telecommunications (Wireless Telecommunication Services)	224,000	253,334
HON HAI Precision Industry (Electronic Equipment and Instruments)	328,000	2,244,989
Polaris Securities (Capital Markets)	1,873,664	884,955
Powertech Technology (Semiconductors and Semiconductor Equipment)	262,050	1,099,079
Wan Hai Lines (Marine)	507,000	312,852
Yuanta Core Pacific Securities (Capital Markets)	2,136,432	1,617,034
		9,288,230
Thailand 0.7%
True* (Diversified Telecommunication Services)	5,228,800	782,439
True (Rights)* (Diversified Telecommunication Services)	170,524	804
		783,243
Turkey 2.3%
Dogus Otomotiv Servic ve Ticaret "Dogus Otomotiv" (Distributors)	92,636	476,677
KOC Holding (Industrial Conglomerates)	259,524	1,120,183
Turkiye Garanti Bankasi* (Commercial Banks)	222,924	847,551
		2,444,411
Total Common Stocks		102,969,683

Preferred Stocks 3.0%
Brazil 3.0%
All America Latina Logistica "ALL" (Road and Rail)	91,500	990,796
Duratex (Building Products)	32,600	621,596
Net Servicos de Comunicacoa* (Media)	92,700	1,120,317
Petroleo Brasileiro "Petrobras" (ADR)* (Oil, Gas and Consumable Fuels)	23,200	511,939
Total Preferred Stocks		3,244,648

Total Investments 99.4%		106,215,135
Other Assets Less Liabilities 0.6%		630,677
Net Assets 100.0%		$106,845,812

Seligman Global Growth Fund
January 31, 2007

	Shares	Value
Common Stocks 101.2%
Australia 0.6%
Brambles* (Commercial Services and Supplies)	22,943	$248,312

Austria 1.3%
Erste Bank der Oesterreichischen Sparkassen (Commercial Banks)	6,923	541,828

Belgium 0.9%
KBC Groep (Commercial Banks)	3,023	381,250

Brazil 1.1%
Companhia Vale do Rio Doce "CVRD" (ADR) (Metals and Mining)	14,100	478,413

Canada 2.6%
Cameco (Oil, Gas and Consumable Fuels)	11,500	438,495
Research In Motion* (Communications Equipment)	5,100	651,678
		1,090,173
France 4.2%
Alstom* (Electrical Equipment)	2,535	309,644
Iliad* (Diversified Telecommunication Services)	1,823	179,155
Safran (Aerospace and Defense)	8,906	212,427
Vallourec (Machinery)	2,408	628,148
Veolia Environnement (Multi-Utilities)	6,086	428,361
		1,757,735
Germany 3.0%
Deutsche Boerse* (Diversified Financial Services)	4,941	1,038,434
KarstadtQuelle (Multiline Retail)	6,107	197,296
		1,235,730
Ireland 2.0%
Elan (ADR)* (Pharmaceuticals)	33,000	410,850
Ryanair Holdings (ADR)* (Airlines)	5,000	433,450
		844,300
Japan 12.8%
Aeon (Food and Staples Retailing)	19,100	416,258
Eisai (Pharmaceuticals)	11,500	592,185
Japan Tobacco (Tobacco)	127	613,601
Nintendo (Software)	3,500	1,039,476
ORIX (Consumer Finance)	2,000	575,333
Rakuten (Internet and Catalog Retail)	1,195	636,148
SoftBank (Internet Software and Services)	9,200	216,024
Sumitomo Mitsui Financial Group (Commercial Banks)	50	512,899
Sumitomo Realty & Development (Real Estate Management and Development)	21,000	730,903
		5,332,827
Mexico 2.7%
America Movil (Class L) (ADR) (Wireless Telecommunication Services)	14,400	638,784
Fomento Economico Mexicano (ADR) (Beverages)	4,000	480,280
		1,119,064
Netherlands 2.7%
ASML Holding* (Semiconductors and Semiconductor Equipment)	20,492	521,676
Royal Numico* (Food Products)	11,794	625,853
		1,147,529
Norway 0.6%
Telenor (Diversified Telecommunication Services)	12,600	257,751

Russia 1.0%
OAO Gazprom (ADR) (Energy Equipment and Services)	9,250	397,393

Switzerland 5.0%
ABB* (Electrical Equipment)	30,849	547,756
Nestle (Food Products)	1,617	593,268
UBS (Capital Markets)	9,360	588,337
Xstrata (Metals and Mining)	7,528	350,893
		2,080,254
Taiwan 1.4%
HON HAI Precision Industry (Electronic Equipment and Instruments)	82,600	565,354

United Kingdom 9.0%
Amvescap (Capital Markets)	24,677	296,335
Carphone Warehouse Group (Specialty Retail)	106,905	653,699
EMI Group (Media)	23,922	116,126
Man Group (Capital Markets)	78,644	831,030
Reckitt Benckiser (Household Products)	14,059	678,330
Tesco (Food and Staples Retailing)	145,635	1,198,907
		3,774,427

United States 50.3%
Activision* (Software)	24,000	408,720
Adobe Systems (Software)	21,500	835,705
American Tower (Class A)* (Wireless Telecommunication Services)	26,300	1,047,529
Apple* (Computers and Peripherals)	6,000	514,380
Best Buy (Specialty Retail)	11,300	569,520
Boeing (Aerospace and Defense)	8,400	752,304
Broadcom (Class A)* (Semiconductors and Semiconductor Equipment)	16,800	536,256
Celgene* (Biotechnology)	4,500	241,560
Cisco Systems* (Communications Equipment)	29,100	773,769
Comcast (Class A)* (Media)	22,000	975,040
Corning* (Communications Equipment)	32,200	671,048
Danaher (Machinery)	7,300	540,638
E*TRADE Financial* (Capital Markets)	27,500	670,450
eBay* (Internet Software and Services)	15,800	511,762
Electronic Arts* (Software)	6,300	315,000
EMC* (Computers and Peripherals)	38,800	542,812
Freeport-McMoRan Copper & Gold (Class B) (Metals and Mining)	3,900	224,289
Goldman Sachs Group (Capital Markets)	3,400	721,344
Google (Class A)* (Internet Software and Services)	2,700	1,353,510
Hewlett-Packard (Computers and Peripherals)	18,000	779,040
Las Vegas Sands* (Hotels, Restaurants and Leisure)	12,000	1,248,840
Monsanto (Chemicals)	13,400	738,206
Network Appliance* (Computers and Peripherals)	15,700	590,320
Noble (Energy Equipment and Services)	4,200	314,790
Oracle* (Software)	24,600	422,136
SanDisk* (Computers and Peripherals)	9,400	377,880
Schering-Plough (Pharmaceuticals)	37,800	945,000
Schlumberger (Energy Equipment and Services)	13,200	838,068
St. Jude Medical* (Health Care Equipment and Supplies)	19,500	833,820
United Parcel Service (Class B) (Air Freight and Logistics)	5,900	426,452
Warner Music Group (Media)	21,000	450,240
Wyeth (Pharmaceuticals)	12,400	612,684
Zimmer Holdings* (Health Care Equipment and Supplies)	2,400	202,128
		20,985,240

Total Investments 101.2%		42,237,580
Other Assets Less Liabilities (1.2)%		(498,525)
Net Assets 100.0%		$41,739,055

Seligman Global Smaller Companies Fund
January 31, 2007

	Shares or Warrants			Value
Common Stocks and Warrants 99.5%
Australia 3.7%
Aquarius Platinum (Metals and Mining)	22,210	shs.	.	$579,954
Austal (Machinery)	342,866			984,281
Babcock & Brown Power* (Independent Power Producers and Energy Traders)	259,665			578,715
Bendigo Bank (Commercial Banks)	57,963			608,084
Bunnings Warehouse Property Trust (Real Estate Investment Trusts)	489,748			839,282
Dyno Nobel* (Chemicals)	357,307			669,728
Futuris (Food Products)	494,284			807,790
Gloucester Coal (Oil, Gas and Consumable Fuels)	167,402			471,519
Kimberley Diamond* (Metals and Mining)	695,187			443,805
MYOB (Software)	502,541			481,855
Tower Australis Group "TAL"* (Insurance)	378,754			826,251
				7,291,264
Brazil 1.3%
Profarma Distribuidora de Produtos Farmaceuticos* (Health Care Providers and Services)	54,300			945,882
Rossi Residencial (Household Durables)	72,800			812,297
Tecnisa* (Real Estate Management and Development)	145,100			888,067
				2,646,246
Cambodia 0.2%
NagaCorp* (Hotels, Restaurants and Leisure)	2,170,000			467,080

Canada 7.2%
BA Energy (Oil, Gas and Consumable Fuels)	56,000			452,073
Canaccord Capital (Capital Markets)	77,300			1,147,545
Dundee Real Estate Investment Trust† (Real Estate Investment Trusts)	30,000			1,018,440
Dundee Wealth Management (Capital Markets)	24,000			291,638
Dundee Wealth Management† (Capital Markets)	65,200			792,284
Emergis* (Internet Software and Services)	195,300			858,006
First Quantum Minerals (Metals and Mining)	25,900			1,373,792
Flint Energy Services* (Oil, Gas and Consumable Fuels)	34,800			746,686
Gildan Activewear (Class A)* (Textiles, Apparel and Luxury Goods)	17,400			867,216
Gluskin Shef & Associates* (Capital Markets)	16,000			211,557
Gluskin Shef & Associates*† (Capital Markets)	28,000			370,224
GMP Capital Trust (Capital Markets)	28,500			492,841
Grande Cache Coal* (Metals and Mining)	197,300			127,420
Oil Sands*† (Oil, Gas and Consumable Fuels)	121,500			1,238,953
OPTI Canada (Oil, Gas and Consumable Fuels)	74,900			1,266,579
Sherritt International (Metals and Mining)	104,700			1,241,133
SXR Uranium One* (Metals and Mining)	69,384			912,110
Synenco Energy* (Oil, Gas and Consumable Fuels)	17,794			195,359
Synenco Energy*† (Oil, Gas and Consumable Fuels)	78,200			858,552
				14,462,408
China 1.1%
Beijing Capital International Airport (Class H) (Transportation Infrastructure)	475,800			439,982
China Oilfield Services (Energy Equipment and Services)	1,143,400			785,392
China Power International Development (Independent Power Producers and Energy Traders)	1,776,000			967,622
Shanghai Prime Machinery* (Machinery)	124,000			49,781
				2,242,777
Finland 0.5%
Lemminkainen (Construction and Engineering)	9,933			533,776
Outokumpu Technology* (Construction and Engineering)	12,821			398,335
				932,111
France 2.9%
Arkema* (Chemicals)	13,372			672,589
bioMerieux (Health Care Equipment and Supplies)	9,313			713,125
Cegedim (Health Care Technology)	9,014			822,315
Korian* (Health Care Providers and Services)	14,081			654,083
Pierre & Vacances (Hotels, Restaurants and Leisure)	4,402			538,743
Seche Environnement (Commercial Services and Supplies)	5,471			949,512
Silicon-On-Insulator-Technologies "S.O.I.T.E.C."* (Semiconductors and Semiconductor Equipment)	47,357			1,407,458
				5,757,825
Germany 3.4%
AWD Holding (Capital Markets)	16,923			743,437
Bilfinger Berger (Construction and Engineering)	10,483			819,229
Colonia Real Estate* (Real Estate Management and Development)	14,249			729,673
Interhyp* (Thrifts and Mortgage Finance)	7,774			811,874
Kontron (Semiconductors and Semiconductor Equipment)	53,505			870,426
MTU Aero Engines Holdings* (Aerospace and Defense)	17,700			944,457
Praktiker Bau- und Heimwerkermaerkte Holding* (Specialty Retail)	18,369			677,546
SGL Carbon* (Electrical Equipment)	19,817			500,279
Thielert* (Aerospace and Defense)	25,369			629,532
				6,726,453
Greece 1.0%
Aries Maritime Transport (Marine)	46,200			397,320
Hellenic Technodomiki Tev (Construction and Engineering)	115,308			1,599,316
				1,996,636
Hong Kong 1.4%
Far East Pharmaceutical Technology (Pharmaceuticals)	3,008,700			—
Hongkong & Shanghai Hotels (Hotels, Restaurants and Leisure)	769,500			1,354,690
Midland Holdings (Real Estate Management and Development)	780,000			485,699
Techtronic Industries (Household Durables)	619,500			950,522
				2,790,911
Italy 2.7%
Ansaldo STS* (Transportation Infrastructure)	64,419			748,505
Antichi Pellettieri* (Textiles, Apparel and Luxury Goods)	53,552			698,002
Mariella Burani Fashion Group (Textiles, Apparel and Luxury Goods)	26,516			758,854
Permasteelisa (Building Products)	19,038			379,922
Pirelli (Real Estate Management and Development)	14,350			1,048,745
Safilo* (Textiles, Apparel and Luxury Goods)	155,723			949,830
Sorin* (Health Care Equipment and Supplies)	409,931			864,598
				5,448,456

Japan 15.9%
77 Bank (Commercial Banks)	147,200			973,525
Access* (Internet Software and Services)	98			484,269
Aichi Bank (Commercial Banks)	4,200			481,496
Aiphone (Communications Equipment)	34,400			599,151
Argo Graphics (IT Services)	33,200			484,568
Arnest One (Household Durables)	38,400			528,552
Bank of Okinawa (Commercial Banks)	15,800			621,169
Belluna (Internet and Catalog Retail)	32,300			484,849
Bic Camera (Specialty Retail)	353			468,597
Chofu Seisakusho (Household Durables)	21,600			445,421
Daihen (Electrical Equipment)	93,000			500,258
Diamond City (Real Estate Management and Development)	21,200			895,182
Disco (Semiconductors and Semiconductor Equipment)	7,500			475,245
FamilyMart (Food and Staples Retailing)	17,400			451,924
Fuji Fire & Marine Insurance (Insurance)	258,400			997,340
Hakuhodo DY Holdings (Media)	12,210			814,114
Hamamatsu Photonics K.K. (Electronic Equipment and Instruments)	24,100			717,012
Honeys (Specialty Retail)	14,540			581,803
Japan General Estate (Household Durables)	22,100			610,501
Japan Petroleum Exploration (Oil, Gas and Consumable Fuels)	10,860			630,527
Keiyo Bank (Commercial Banks)	183,000			1,110,244
Kenedex Realty Investment (Real Estate Investment Trusts)	93			617,148
Kitz (Machinery)	59,000			488,859
Kobayashi Pharmaceutical (Personal Products)	22,900			878,466
Matsumotokiyoshi (Food and Staples Retailing)	32,000			724,265
MEC (Chemicals)	47,400			547,924
Milbon (Personal Products)	19,300			542,642
Ministop (Food and Staples Retailing)	27,500			464,754
Modec (Energy Equipment and Services)	34,100			883,605
Morinaga (Food Products)	313,500			767,014
Musashino Bank (Commercial Banks)	17,300			863,132
Nabtesco (Machinery)	71,000			904,533
OBIC (IT Services)	6,240			1,323,078
OBIC Business Consultants (Software)	17,300			1,088,154
Pocket Card (Consumer Finance)	71,700			414,229
Point* (Specialty Retail)	10,790			648,595
Ryohin Keikaku (Multiline Retail)	8,100			548,591
Sazaby League (Specialty Retail)	13,600			339,085
Sumitomo Osaka Cement (Construction Materials)	466,800			1,730,671
Taiyo Ink Manufacturing (Chemicals)	15,000			838,998
TOC (Real Estate Management and Development)	37,000			200,945
Toppan Forms (Commercial Services and Supplies)	54,100			740,896
Towa Bank (Commercial Banks)	264,900			606,620
Towa Pharmaceutical (Pharmaceuticals)	24,800			781,752
Union Tool (Machinery)	21,500			970,208
USS (Specialty Retail)	8,040			529,510
				31,799,421
Liechtenstein 0.6%
Verwaltungs- und Privat-Bank (Capital Markets)	4,489			1,155,059

Malaysia 0.7%
AirAsia* (Airlines)	1,336,600			550,371
Lion Diversified Holdings (Multiline Retail)	471,700			828,593
				1,378,964
Mexico 0.5%
Group Aeroportuario del Sureste (ADR) (Transportation Infrastructure)	21,000			913,080

Netherlands 1.2%
BAM Groep (Construction and Engineering)	35,740			741,098
Ordina (IT Services)	39,797			904,800
Spazio Investment* (Capital Markets)	37,091			747,291
				2,393,189
Norway 0.6%
Eitzen Chemical* (Marine)	150,600			689,218
Songa Offshore* (Energy Equipment and Services)	56,400			512,198
				1,201,416
Singapore 0.7%
Goodpack* (Air Freight and Logistics)	657,000			652,659
UOL Group (Real Estate Management and Development)	241,000			805,256
				1,457,915
South Korea 1.5%
Cheil Communications (Media)	3,264			760,293
Hanmi Pharm (Pharmaceuticals)	5,181			669,881
Mirae Asset Securities (Capital Markets)	7,921			561,787
STX Shipbuilding (Machinery)	56,070			903,107
				2,895,068
Sweden 1.2%
Gant* (Specialty Retail)	23,400			784,452
Munters (Machinery)	18,550			858,315
Rezidor Hotel Group* (Hotels, Restaurants and Leisure)	79,200			729,329
				2,372,096
Switzerland 2.5%
Bachem Holding (Life Sciences Tools and Services)	10,688			797,918
Dufry Group* (Specialty Retail)	15,130			1,283,592
Dufry South America (BDR)* (Specialty Retail)	115,300			1,840,197
Helvetia Patria Holding (Insurance)	2,550			997,194
				4,918,901
Thailand 0.3%
Bangkok Expressway (Transportation Infrastructure)	885,700			601,511

United Kingdom 6.2%
Chloride Group (Electrical Equipment)	219,006			690,553
Dawnay, Day Treveria* (Real Estate Management and Development)	414,458			752,835
GCAP Media (Media)	170,379			769,894
Infinity Bio-Energy*† (Food Products)	206,000			1,097,980
Infinity Bio-Energy ($5, expiring 5/23/10)*† (Food Products)	412,000	wts.		197,760
Lancashire Holdings* (Insurance)	95,759	shs.		642,956
Mapeley (Real Estate Management and Development)	14,842			1,095,968
Mears Group (Commercial Services and Supplies)	101,500			624,925
Morgan Crucible (Machinery)	96,400			521,371
Petrofac (Energy Equipment and Services)	112,237			851,385
Renishaw (Electronic Equipment and Instruments)	41,246			583,837
Speedy Hire (Trading Companies and Distributors)	33,033			724,140
SSL International (Health Care Equipment and Supplies)	141,895			1,017,224
Star Energy Group* (Oil, Gas and Consumable Fuels)	106,055			513,135
Ultra Electronics Holdings (Aerospace and Defense)	36,546			819,352
VT Group (Aerospace and Defense)	77,265			686,277
Wolfson Microelectronics* (Electronic Equipment and Instruments)	140,979			775,666
				12,365,258
United States 42.2%
24/7 Real Media* (Internet Software and Services)	105,300			1,064,583
Acadia Realty Trust (Real Estate Investment Trusts)	31,800			816,942
Adaptec* (Computers and Peripherals)	168,100			605,160
American Commercial Lines*† (Marine)	17,100			1,204,524
American Home Mortgage Investment (Real Estate Investment Trusts)	30,000			1,048,200
AmSurg* (Health Care Providers and Services)	37,050			815,100
Applera-Celera Genomics Group* (Biotechnology)	41,000			650,260
Arena Pharmaceuticals* (Biotechnology)	56,600			722,782
ARIAD Pharmaceuticals* (Biotechnology)	116,300			595,456
Arlington Tankers (Oil, Gas and Consumable Fuels)	40,000			953,600
Armor Holdings* (Aerospace and Defense)	14,500			877,250
Array BioPharma* (Biotechnology)	39,100			538,016
Asyst Technologies* (Semiconductors and Semiconductor Equipment)	147,900			959,871
Basic Energy Services* (Energy Equipment and Services)	42,500			1,007,675
Biosite* (Health Care Equipment and Supplies)	22,500			1,212,300
Blount International* (Machinery)	54,800			714,044
Bronco Drilling* (Energy Equipment and Services)	66,300			1,052,181
Cabot Oil & Gas (Oil, Gas and Consumable Fuels)	12,450			807,507
Carpenter Technology (Metals and Mining)	7,800			913,380
Charming Shoppes* (Specialty Retail)	67,500			885,600
Clayton Williams Energy* (Oil, Gas and Consumable Fuels)	12,500			403,625
Cleveland-Cliffs (Metals and Mining)	20,600			1,125,996
Cogent* (Electronic Equipment and Instruments)	50,600			533,830
Complete Production Services* (Energy Equipment and Services)	50,900			1,011,383
CV Therapeutics* (Biotechnology)	112,900			1,523,021
Delek US Holdings* (Oil, Gas and Consumable Fuels)	56,300			958,226
Dollar Financial* (Consumer Finance)	31,700			1,015,351
Eddie Bauer Holdings* (Specialty Retail)	173,600			1,507,716
EFJ* (Communications Equipment)	65,200			427,712
Encore Acquisition* (Oil, Gas and Consumable Fuels)	44,750			1,161,263
Encysive Pharmaceuticals* (Biotechnology)	173,500			581,225
EPIQ Systems* (Software)	36,000			650,520
Evergreeen Energy* (Oil, Gas and Consumable Fuels)	68,000			611,320
Exelixis* (Life Sciences Tools and Services)	96,700			947,660
FairPoint Communications (Diversified Telecommunication Services)	49,000			992,740
First Republic Bank (Commercial Banks)	19,500			1,047,540
FirstFed Financial* (Thrifts and Mortgage Finance)	16,000			1,103,200
Force Protection* (Machinery)	91,300			1,192,287
Foundation Coal Holdings* (Oil, Gas and Consumable Fuels)	19,500			648,960
Freightcar America (Machinery)	15,000			871,650
GameStop (Class A)* (Specialty Retail)	16,400			876,252
GrafTech International* (Electrical Equipment)	145,400			1,180,648
Gray Television (Media)	78,600			702,684
Grubb & Ellis Realty Advisors* (Real Estate Management and Development)	159,500			996,875
H&E Equipment Services (Trading Companies and Distributors)	37,500			882,750
HCC Insurance Holdings (Insurance)	17,500			546,525
Hercules Offshore* (Energy Equipment and Services)	21,300			563,172
Hersha Hospitality Trust (Real Estate Investment Trusts)	93,900			1,050,741
Highbury Financial* (Diversified Financial Services)	18,300			105,042
Highbury Financial (Units)* (Diversified Financial Services)	51,500			438,522
Human Genome Sciences* (Biotechnology)	69,500			818,710
Hutchinson Technology* (Computers and Peripherals)	54,900			1,219,878
Imation (Computers and Peripherals)	24,000			1,044,240
Incyte* (Biotechnology)	164,500			1,222,235
Investment Technology Group* (Capital Markets)	13,500			588,600
JDA Software Group (Software)	86,400			1,382,400
Jupitermedia* (Internet Software and Services)	135,200			1,005,888
Kansas City Life Insurance (Insurance)	11,500			574,885
Lance (Food Products)	58,000			1,233,660
Lin TV (Class A)* (Media)	45,500			500,045
MAXIMUS (IT Services)	26,500			798,975
Medicines* (Pharmaceuticals)	24,000			734,880
MFA Mortgage Investments (Real Estate Investment Trusts)	122,500			911,400
Microsemi* (Semiconductors and Semiconductor Equipment)	47,500			864,500
MIPS Technologies* (Semiconductors and Semiconductor Equipment)	15,700			130,624
Nasdaq Stock Market* (Diversified Financial Services)	32,000			1,090,560
NCI Building Systems* (Building Products)	18,300			1,041,636
NNN Realty Advisors*† (Diversified Financial Services)	95,000			950,000
Nuance Communications* (Software)	73,700			849,024
Odyssey HealthCare* (Health Care Providers and Services)	68,500			850,085
Oilsands Quest* (Oil, Gas and Consumable Fuels)	177,900			919,743
Option Care (Health Care Providers and Services)	41,000			540,790
Ormat Technologies (Independent Power Producers and Energy Traders)	28,300			1,109,077
OSI Systems* (Electronic Equipment and Instruments)	48,100			1,153,438
Palm* (Computers and Peripherals)	60,500			836,715
ParkerVision* (Communications Equipment)	103,000			1,055,750
ParkerVision ($9, expiring 3/11/10)* (Communications Equipment)	10,000	wts..		29,537
PFF Bancorp (Thrifts and Mortgage Finance)	25,150	shs.		851,830
Platinum Underwriters Holdings (Insurance)	29,980			894,903
PMC - Sierra* (Semiconductors and Semiconductor Equipment)	111,700			703,710
PolyMedica (Health Care Equipment and Supplies)	29,900			1,197,196
Regis (Diversified Consumer Services)	19,300			806,547
Rentech* (Oil, Gas and Consumable Fuels)	254,400			900,576
Schnitzer Steel Industries (Metals and Mining)	31,600			1,216,600
SeaChange International* (Communications Equipment)	78,500			785,000
Simpson Manufacturing (Building Products)	28,500			932,235
SpatiaLight* (Electronic Equipment and Instruments)	70,500			83,895
SpatiaLight*† (Electronic Equipment and Instruments)	46,857			50,184
Standard Pacific (Household Durables)	26,900			738,136
Steel Dynamics (Metals and Mining)	28,000			1,097,880
Symbion* (Health Care Providers and Services)	49,900			933,130
TAC Acquisitions (IT Services)	150,500			837,532
TAL International Group* (Trading Companies and Distributors)	37,000			975,320
Timberland (Class A)* (Textiles, Apparel and Luxury Goods)	31,800			959,406
United Rentals* (Trading Companies and Distributors)	33,100			852,325
Venoco (Oil, Gas and Consumable Fuels)	11,000			181,500
Wheeling-Pittsburgh* (Metals and Mining)	48,900			1,198,539
Winthrop Realty Trust (Real Estate Investment Trusts)	79,700			537,178
Wright Express* (IT Services)	30,100			929,187
				84,222,951

Total Investments 99.5%				198,436,996
Other Assets Less Liabilities 0.5%				1,040,306
Net Assets 100.0%				$199,477,302

Seligman Global Technology Fund
January 31, 2007

	Shares	Value
Common Stocks 93.3%
Australia 0.0%
United Customer Management Solutions* (IT Consulting and Other Services)	2,282,186	$—

China 1.1%
Focus Media Holding (ADR)* (Advertising)	11,000	909,260
Tencent Holdings (Internet Software and Services)	797,000	3,115,235
		4,024,495
Finland 0.5%
Nokia (ADR) (Communications Equipment)	91,500	2,022,150

France 2.0%
Business Objects (ADR)* (Application Software)	199,200	7,497,888

Germany 1.0%
Infineon Technologies* (Semiconductors)	130,350	1,873,117
Qimonda (ADR)* (Semiconductors)	115,300	1,796,374
		3,669,491
India 2.9%
Hexaware Technologies (IT Consulting and Other Services)	458,850	1,766,100
Rolta India (IT Consulting and Other Services)	135,000	987,134
Rolta India (GDR)* (IT Consulting and Other Services)	93,984	687,023
Rolta India (GDR)*† (IT Consulting and Other Services)	477,700	3,491,987
Satyam Computer Services (IT Consulting and Other Services)	382,130	4,101,852
		11,034,096
Israel 2.3%
Check Point Software Technologies* (Systems Software)	208,600	4,977,196
Orbotech* (Electronic Equipment Manufacturers)	156,800	3,753,792
		8,730,988
Japan 6.2%
Canon (Office Electronics)	74,200	3,913,620
Keyence (Electronic Equipment Manufacturers)	11,200	2,527,543
Matsushita Electric Industrial (Consumer Electronics)	89,900	1,792,514
Murata Manufacturing (Electronic Equipment Manufacturers)	56,400	3,999,477
Sony (Household Durables)	132,000	6,105,736
Tokuyama (Specialty Chemicals)	126,000	2,024,621
Tokyo Electron (Semiconductor Equipment)	42,600	3,046,085
		23,409,596
Netherlands 1.0%
ASML Holding (NY shares)* (Semiconductors)	152,500	3,891,799

South Korea 1.7%
Daum Communications (Internet Software and Services)	15,640	913,348
Hynix Semiconductor* (Semiconductors)	79,470	2,651,130
Samsung Electronics (Semiconductors)	4,530	2,804,858
		6,369,336
Taiwan 2.9%
Acer (Computers and Peripherals)	1,506,000	2,843,228
HON HAI Precision Industry (Electronic Manufacturing Services)	662,005	4,531,078
Sonix Technology (Semiconductors)	802,000	1,853,160
Unimicron Technology Corporation (Electronic Equipment Manufacturers)	1,365,000	1,756,329
		10,983,795
United Kingdom 0.6%
Xansa (IT Consulting and Other Services)	1,276,700	2,093,066

United States 71.1%
Amdocs* (IT Consulting and Other Services)	352,500	12,224,700
American Medical Systems Holdings* (Health Care Equipment)	99,400	1,978,060
Apple* (Computer Hardware)	80,400	6,892,692
Applied Materials (Semiconductor Equipment)	98,100	1,739,313
Arrow Electronics Incorporated (Technology Distributors)	84,000	2,961,000
AT&T (Integrated Telecommunication Services)	51,800	1,949,234
Autodesk (Application Software)	160,200	7,003,944
Avocent* (Communications Equipment)	66,900	2,310,726
BMC Software* (Systems Software)	295,300	10,155,367
Cadence Design Systems* (Technical Software)	349,600	6,607,440
Cisco Systems* (Communications Equipment)	249,800	6,642,182
Citrix Systems* (Systems Software)	215,000	6,809,050
Corning* (Communications Equipment)	267,200	5,568,448
Cymer* (Semiconductor Equipment)	158,400	6,689,232
eBay* (Internet Software and Services)	95,100	3,080,289
Electronics for Imaging* (Computer Storage and Peripherals)	149,000	3,434,450
EMC* (Computer Storage and Peripherals)	748,700	10,474,313
Gen-Probe* (Health Care Supplies)	25,300	1,308,516
Google (Class A)* (Internet Software and Services)	13,400	6,717,420
Hewlett-Packard (Computer Hardware)	192,000	8,309,760
Integrated Device Technology* (Semiconductors)	99,500	1,505,435
International Business Machines (Computer Hardware)	19,500	1,933,425
KLA-Tencor (Semiconductor Equipment)	290,000	14,276,700
Komag* (Computer Storage and Peripherals)	79,200	2,702,304
Kronos (Application Software)	102,600	3,898,800
Lam Research* (Semiconductor Equipment)	79,900	3,660,219
Marvell Technology Group* (Semiconductors)	99,400	1,818,026
McAfee* (Internet Software and Services)	671,200	19,639,312
Microsemi* (Semiconductors)	53,300	970,060
MSC.Software* (Application Software)	97,000	1,522,900
NII Holdings (Class B)* (Wireless Telecommunication Services)	89,200	6,582,960
ON Semiconductor (Semiconductors)	303,400	2,536,424
Parametric Technology* (Application Software)	300,700	5,959,874
PerkinElmer (Life Sciences Tools and Services)	110,800	2,644,796
QUALCOMM (Communications Equipment)	355,600	13,391,896
RightNow Communications* (IT Consulting and Other Services)	243,700	3,504,406
salesforce.com* (Application Software)	111,900	4,904,577
Seagate Technology (Computer Storage and Peripherals)	555,900	15,059,331
Symantec* (Internet Software and Services)	268,965	4,763,370
Synopsys* (Technical Software)	541,000	14,390,600
Take-Two Interactive Software* (Consumer Software)	106,000	1,842,280
Texas Instruments (Semiconductors)	178,200	5,558,058
Time Warner Telecom (Class A)* (Alternative Carriers)	98,200	2,286,096
VeriSign* (Internet Software and Services)	613,900	14,672,210
Yahoo!* (Internet Software and Services)	202,600	5,735,606
		268,615,801

Total Investments 93.3%		352,342,501
Other Assets Less Liabilities 6.7%		25,193,775
Net Assets 100.0%		$377,536,276

Seligman International Growth Fund
January 31, 2007

	Shares	Value
Common Stocks 99.1%
Australia 1.7%
Aristocrat Leisure (Hotels, Restaurants and Leisure)	41,109	$516,420
Brambles* (Commercial Services and Supplies)	48,119	520,793
Toll Holdings (Road and Rail)	36,608	598,967
		1,636,180
Austria 1.3%
Erste Bank der Oesterreichischen Sparkassen (Commercial Banks)	16,190	1,267,109

Belgium 1.6%
KBC Groep (Commercial Banks)	9,071	1,144,002
UCB (Pharmaceuticals)	7,214	478,150
		1,622,152
Brazil 0.2%
Companhia Vale do Rio Doce "CVRD" (ADR) (Metals and Mining)	7,000	237,510

Canada 6.3%
Cameco (Oil, Gas and Consumable Fuels)	24,800	945,624
Potash Corp. of Saskatchewan (Chemicals)	6,600	1,029,798
Research In Motion* (Communications Equipment)	16,300	2,082,814
Rogers Communications (Class B) (Media)	40,900	1,265,092
SNC-Lavalin Group (Construction and Engineering)	30,061	883,591
		6,206,919
China 1.8%
Ctrip.com International (ADR) (Hotels, Restaurants and Leisure)	13,100	931,541
Focus Media Holding (ADR)* (Media)	9,900	818,334
		1,749,875
Denmark 0.9%
Vestas Wind Systems (Electrical Equipment)	18,800	836,833

France 12.4%
Accor (Hotels, Restaurants and Leisure)	13,613	1,128,596
Alstom* (Electrical Equipment)	13,277	1,621,754
Essilor International (Health Care Equipment and Supplies)	4,389	494,059
Iliad* (Internet Software and Services)	11,761	1,155,808
PSA Peugeot Citroen (Automobiles)	13,318	876,728
Safran (Aerospace and Defense)	34,342	819,128
Unibail (Real Estate Investment Trusts)	5,932	1,502,595
Vallourec (Machinery)	7,562	1,972,614
Veolia Environnement (Multi-Utilities)	37,154	2,615,071
		12,186,353
Germany 9.4%
Deutsche Boerse* (Diversified Financial Services)	12,622	2,652,724
Fresenius Medical (Health Care Providers and Services)	3,484	467,305
Infineon Technologies* (Semiconductors and Semiconductor Equipment)	94,037	1,351,302
KarstadtQuelle (Multiline Retail)	20,879	674,528
Linde (Chemicals)	7,431	798,871
Salzgitter (Metals and Mining)	10,549	1,348,853
Symrise (Food Products)	19,502	514,713
Wacker Chemie* (Chemicals)	9,137	1,474,018
		9,282,314
Hong Kong 2.8%
Cathay Pacific Airways (Airlines)	181,000	469,836
Hong Kong Exchange and Clearing (Diversified Financial Services)	99,500	1,091,616
Shun Tak Holdings (Real Estate Management and Development)	908,000	1,221,110
		2,782,562
Ireland 2.8%
Elan (ADR)* (Pharmaceuticals)	75,700	942,465
Ryanair Holdings (ADR)* (Airlines)	21,200	1,837,828
		2,780,293
Japan 17.8%
Aeon (Food and Staples Retailing)	61,100	1,331,590
Eisai (Pharmaceuticals)	20,300	1,045,335
Japan Tobacco (Tobacco)	482	2,328,785
Mitsubishi UFJ Financial Group (Commercial Banks)	78	947,167
Nintendo (Software)	9,900	2,940,231
Nomura Holdings (Capital Markets)	78,100	1,591,206
ORIX (Consumer Finance)	3,300	949,300
Rakuten (Internet and Catalog Retail)	3,242	1,725,852
SoftBank (Internet Software and Services)	42,000	986,198
Sumitomo Mitsui Financial Group (Commercial Banks)	92	943,734
Sumitomo Realty & Development (Real Estate Management and Development)	45,000	1,566,221
Suzuki Motor (Automobiles)	42,100	1,213,287
		17,568,906
Mexico 2.0%
America Movil (Class L) (ADR) (Wireless Telecommunication Services)	20,300	900,508
Fomento Economico Mexicano (ADR) (Beverages)	9,300	1,116,651
		2,017,159
Netherlands 6.2%
ASML Holding* (Semiconductors and Semiconductor Equipment)	68,017	1,731,546
Philips Electronics (Household Durables)	65,577	2,561,708
Royal Numico* (Food Products)	33,416	1,773,232
		6,066,486
Norway 1.0%
Telenor (Diversified Telecommunication Services)	48,600	994,183

Russia 1.6%
Mobile Telesystems (ADR) (Wireless Telecommunication Services)	19,600	1,061,536
OAO Gazprom (ADR) (Energy Equipment and Services)	10,950	470,428
		1,531,964
Sweden 1.4%
Swedish Match* (Tobacco)	79,000	1,398,325

Switzerland 10.6%
ABB* (Electrical Equipment)	87,062	1,545,875
Julius Baer Holding (Class B) (Capital Markets)	7,989	963,381
Logitech International* (Computers and Peripherals)	41,962	1,211,672
Nestle (Food Products)	4,973	1,824,566
Nobel Biocare Holding (Health Care Equipment and Supplies)	4,670	1,553,999
Swatch Group (Textiles, Apparel and Luxury Goods)	24,172	1,160,436
Syngenta (Chemicals)	5,046	932,605
UBS (Capital Markets)	16,060	1,009,475
Xstrata (Metals and Mining)	4,243	197,774
		10,399,783

Taiwan 1.7%
HON HAI Precision Industry (Electronic Equipment and Instruments)	250,000	1,711,119

United Kingdom 15.6%
Admiral Group (Insurance)	15,236	305,527
Alliance Boots (Food and Staples Retailing)	90,126	1,429,054
Amvescap (Capital Markets)	58,027	696,821
ARM Holdings (Semiconductors and Semiconductor Equipment)	430,488	1,027,843
Carphone Warehouse Group (Specialty Retail)	240,120	1,468,279
Debenhams* (Multiline Retail)	237,404	775,850
EMI Group (Media)	55,170	267,815
Kesa Electricals (Specialty Retail)	228,833	1,534,127
Man Group (Capital Markets)	184,098	1,945,360
Reckitt Benckiser (Household Products)	41,782	2,015,931
Rolls-Royce Group (Aerospace and Defense)	54,710	503,114
Tesco (Food and Staples Retailing)	407,556	3,355,111
		15,324,832

Total Investments 99.1%		97,600,857
Other Assets Less Liabilities 0.9%		925,318
Net Assets 100.0%		$98,526,175

___________________
ADR - American Depositary Receipts.
BDR - Brazilian Depositary Receipts.
GDR - Global Depositary Receipts.
* Non-income producing security.
† The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.

Seligman Global Fund Series, Inc.
Notes to Schedules of Investments (unaudited)
January 31, 2007

1.
Organization - Seligman Global Fund Series, Inc. consists of five separate Funds: Seligman Emerging Markets Fund (“Emerging Markets Fund”), Seligman Global Growth Fund (“Global Growth Fund”), Seligman Global Smaller Companies Fund (“Global Smaller Companies Fund”), Seligman Global Technology Fund (“Global Technology Fund”), and Seligman International Growth Fund (“International Growth Fund”).

2.
Security Valuation - Net asset value per share is calculated at the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Other securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices. Notwithstanding these valuation methods, the Funds may adjust the value of securities as described below.

Many securities markets and exchanges outside the United States (“US”) close prior to the close of the NYSE, and therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Board of Directors has authorized the use of a third party pricing service on a regular basis to recommend adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movement, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available or otherwise no longer valid or reliable are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, or extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

The books and records of each Fund are maintained in US dollars. The market value of investment securities, other assets, and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service.

At January 31, 2007, each Fund’s cost of investments for federal income tax purposes was as follows:

Fund	Tax Basis Cost
Emerging Markets Fund	$76,941,520
Global Growth Fund	35,113,040
Global Smaller Companies Fund	171,932,939
Global Technology Fund	324,504,510
International Growth Fund	82,889,285

The tax basis gross and net unrealized appreciation and depreciation of portfolio securities at January 31, 2007 , were as follows:

Fund	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Fund	$30,479,385	$1,205,770	$29,273,615
Global Growth Fund	7,732,950	608,410	7,124,540
Global Smaller Companies Fund	37,395,878	10,891,821	26,504,057
Global Technology Fund	33,040,978	5,202,987	27,837,991
International Growth Fund	15,336,593	625,021	14,711,572

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN GLOBAL FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	March 30, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	March 30, 2007

SELIGMAN GLOBAL FUND SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.